Stock Option Plan	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan
(18)	Stock Option Plan

In April 1999, the stockholders of the Company approved the Wilson Bank Holding Company 1999 Stock Option Plan (the “1999 Stock Option Plan”). The Stock Option Plan provides for the granting of stock options, and authorizes the issuance of common stock upon the exercise of such options, for up to 200,000 shares of common stock, to officers and other key employees of the Company and its subsidiaries. Furthermore, the Company may reserve additional shares for issuance under the 1999 Stock Option Plan as needed in order that the aggregate number of shares that may be issued during the term of the 1999 Stock Option Plan is equal to five percent (5%) of the shares of common stock then issued and outstanding.

In April 2009, the Company’s shareholders approved the Wilson Bank Holding Company 2009 Stock Option Plan (the “2009 Stock Option Plan”). The 2009 Stock Option Plan is effective as of April 14, 2009 and replaces the 1999 Stock Option Plan which expired on April 13, 2009. Under the 2009 Stock Option Plan, awards may be in the form of options to acquire common stock of the Company. Subject to adjustment as provided by the terms of the 2009 Stock Option Plan, the maximum number of shares of common stock with respect to which awards may be granted under the 2009 Stock Option Plan is 75,000 shares. As of December 31, 2014, the Company has granted 37,750 options to employees pursuant to the 2009 Stock Option Plan.

Under the 2009 Stock Option Plan, stock option awards may be granted in the form of incentive stock options or nonstatutory stock options and are generally exercisable for up to ten years following the date such option awards are granted. Exercise prices of incentive stock options must be equal to or greater than 100% of the fair market value of the common stock on the grant date.

The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2014, 2013 and 2012:

	2014	2013	2012
Expected dividends	1.11%	1.12%	1.08%
Expected term (in years)	9.33	9.56	6.09
Expected volatility	23%	25%	27%
Risk-free rate	2.62%	2.04%	1.27%

The expected volatility is based on historical volatility adjusted for consideration of other relevant factors. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

A summary of the stock option activity for 2014, 2013 and 2012 is as follows:

	2014		2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	47,654	$36.43	48,987	$34.24	52,708	$31.24
Granted	3,250	45.75	5,500	44.16	6,000	42.06
Exercised	(6,144)	30.24	(5,973)	26.00	(8,788)	21.50
Forfeited or expired	(1,191)	35.36	(860)	33.07	(933)	34.85

Outstanding at end of year	43,569	$38.03	47,654	$36.43	48,987	$34.24

Options exercisable at year end	12,064	$34.59	12,009	$32.35	11,453	$29.69

The following table summarizes information about stock options outstanding at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/14	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable at 12/31/14	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
$ 23.63 - $ 35.75	11,145	$30.61	2.33 years	5,797	$29.73	2.05 years
$ 37.75 - $ 45.75	32,424	$40.58	6.42 years	6,267	$39.09	5.51 years

	43,569			12,064

Aggregate intrinsic value (in thousands)	$424			$159

The weighted average fair value at the grant date of options granted during the years 2014, 2013 and 2012 was $13.41, $13.03 and $10.47, respectively. The total intrinsic value of options exercised during the years 2014, 2013 and 2012 was $99,000, $109,000 and $182,000, respectively.

As of December 31, 2014, there was $241,000 of total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans. The cost is expected to be recognized over a weighted-average period of 6.7 years.